Income Tax Matters - Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets relating to:
Allowance for loan losses	$ 1,036	$ 478	$ 545
Deferred compensation	1,048	1,078	1,012
Other	88	89	104
Lease liability	588	462
Net unrealized loss on securities available for sale			505
Total deferred tax assets	2,760	2,107	2,166
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(1,242)	(96)
Premises and equipment	(184)	(184)	(159)
Deferred loans fees and costs	(316)	(159)	(163)
Loan servicing	(220)	(92)	(99)
ROU asset	(560)	(447)
2016-01 unrealized gain	(104)
Total deferred tax liabilities	(2,626)	(978)	(421)
Net recorded deferred tax asset	$ 134	$ 1,129	$ 1,745